Notes receivable - Narrative (Details) $ in Thousands, € in Millions	Feb. 23, 2024 USD ($)	Jan. 17, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jan. 01, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Nov. 30, 2023 USD ($) installment
Notes payable
Notes receivable - current		$ 7,000	$ 451		$ 7,020
Trade accounts receivable			63,990		59,998
Notes receivable			$ 2,488		$ 7,020
Dark Heart
Notes payable
Asset acquisition, consideration		$ 1,700
Disposed by sale | Acres Assets
Notes payable
Total consideration	$ 3,300
Consideration, cash	1,100
Consideration, notes receivable	$ 2,200
Consideration, notes receivable, interest rate	8.00%
Canymed GmbH
Notes payable
Trade accounts receivable | €						€ 0.8
Notes receivable | €				€ 0.8
Note receivable, interest rate				8.00%
Curaleaf Maine Adult Use
Notes payable
Notes receivable							$ 100
Note receivable, interest rate							5.17%
Number of monthly installment payments | installment							10